LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

10.	LEASES

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the years indicated are as follows:

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	346	346
Depreciation charge	—	(346)	(346)
Foreign currency translation difference	—	—	—
	—	—	—
As of December 31, 2024 and 2025	—	—	—

There was no impairment loss on right-of-use assets for the years ended December 31, 2023, 2024 and 2025.

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the years are as follows:

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	360	360
Addition	—	—	—
Accretion of interest recognized during the year	—	6	6
Payments	—	(366)	(366)

As of December 31, 2024 and 2025	—	—	—

(c)	Lease-related expenses

The amounts recognized in profit or loss in relation to leases are, as follows:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,050	346	—	—
Interest on lease liabilities	99	6	—	—
Expense relating to short-term leases	323	371	690	99

Total amounts recognized in profit or loss	1,472	723	690	99

(d)	The total cash outflow for leases is disclosed in Note 22 (c) to the financial statements.